SUPPLEMENTAL DISCLOSURE WITH RESPECT TO CASH FLOWS (Tables)	12 Months Ended
Dec. 31, 2022
Supplemental Cash Flow Elements [Abstract]
Schedule of cash flow, supplemental disclosures [Table Text Block]
	December 31, 2022	December 31, 2021	December 31, 2020

Cash paid during the period for:
Interest	$-	$-	$-
Income taxes	$581,263	$288,192	$94,992